Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2013	$ 3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364
Long-term debt, noncurrent	$ 21,538	$ 21,591